CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 159	$ 42	$ 979	$ (4,225)	$ 759
Foreign currency translation adjustments, net of tax benefit (expense) of $12, $1 and $3 in fiscal 2013, 2012 and 2011	84	127	83	124	(261)
Net actuarial (loss) / gain, net of tax benefit (expense) of $38, $150 and $(1) in fiscal 2013, 2012 and 2011			(260)	(323)	35
Prior service (cost) /credit, net of tax (expense) benefit of $(8), $6 and $(19) in fiscal 2013, 2012 and 2011			19	(4)	31
Amortization of transition obligation, net of tax benefit (expense) of $0, $0 and $(2) in fiscal 2013, 2012 and 2011			1	2	2
Amortization of prior service (credit) / cost, net of tax benefit (expense) of $0, $1 and $(1) in fiscal 2013, 2012 and 2011			(1)	(2)	2
Amortization of net actuarial loss, net of tax (expense) of $(25), $(20) and $(19) in fiscal 2013, 2012 and 2011			58	45	38
Foreign currency exchange rate changes, net of tax (expense) benefit of $(8), $(1) and $1 in fiscal 2013, 2012 and 2011			(14)	3	(7)
Pension and other postretirement benefit plans, net of tax	15	14	(197)	(279)	101
Other comprehensive (loss) income, net of tax	(69)	(113)	(280)	(403)	362
Comprehensive income (loss)	90	(71)	699	(4,628)	1,121
Less: comprehensive (loss) income attributable to noncontrolling interest	4	3	(1)	17	19
Comprehensive income (loss) attributable to CSC common stockholders	$ 86	$ (74)	$ 700	$ (4,645)	$ 1,102